Net Income (Loss) Per Share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net income
Net income (loss) - basic	$ 236,597	$ (233,356)
Net income (loss) - diluted	$ 236,597	$ (233,356)
Weighted average common shares (000's)
Weighted average common shares - basic (in shares)	803,435	704,896
Dilutive effect of share awards (in shares)	4,276	0
Weighted average common shares - diluted (in shares)	807,711	704,896
Net income (loss) per share
Basic (in cad per share)	$ 0.29	$ (0.33)
Diluted (in cad per share)	$ 0.29	$ (0.33)